Property, Plant and Equipment (Annual) (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Table Text Block]
In thousands	2011	2010
Land, buildings and improvements	$2,638	$2,843
Machinery, fixtures and equipment	1,714	3,885
Leaseholds and improvements	29	112
Property, plant and Equipment, Gross	4,381	6,840
Less accumulated depreciation	2,316	4,571
Net property, plant and equipment	$2,065	$2,269